License Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
License Agreement Disclosure [Abstract]
License Agreements
11.	License Agreements
In May 2013, the Company entered into an agreement with the Regents of the University of California (“UCSF”) which provides the Company with an exclusive license to UCSF’s patent rights in certain inventions (the “UCSF Translational Profiling Patent Rights”) relating to translational profiling laboratory techniques initially developed at UCSF. Under the agreement, the Company is permitted to research, develop, make and sell products that it discovers and develops utilizing the UCSF Translational Profiling Patent Rights, which the Company refers to as licensed products, and use certain licensed processes utilizing the UCSF Translational Profiling Patent Rights and to sublicense such licensed products and processes.
Under the agreements, the Company is required to use commercially reasonable efforts to meet certain specified development, regulatory and commercial milestones related to the licensed products within specified time periods. In consideration of the rights granted to the Company under the agreement, the Company made a one-time
license issue fee cash payment to UCSF of $50,000 upon the issuance of the license in 2013. In July 2021, the Company entered into an amendment to the license agreement to confirm the impact of the Business Combination on the license agreement, including clarifying that in connection with the closing of the Business Combination, the Company would pay UCSF a one-time
cash payment of approximately $1.0 million, subject to adjustment based on the final Exchange Ratio. The $1.0 million payment was made to UCSF in August 2021 in connection with the close of the Business Combination. The Company is also required to make cash milestone payments to UCSF upon the completion of certain clinical and regulatory milestones for the licensed products. The aggregate remaining potential milestone payments are approximately $375,000. Additionally, the Company has agreed to pay UCSF a royalty of less than one percent on net sales of each of the first two licensed products sold by the Company or its affiliates, subject to minimum annual royalty payments and other adjustments in certain circumstances. The Company’s royalty obligations continue for each licensed product or service until the expiration of the last licensed patent covering the applicable licensed product or service.
In the event the Company sublicenses any of the UCSF Translational Profiling Patent Rights, the Company has agreed to pay a percentage of sublicense revenue received at specified rates that start at low double digit percentages and decrease to single digit percentages based on the elapsed time from the effective date of the agreement. Additionally, the Company has agreed to pay a low double digit percentage of any payments it receives from the sales of a licensed product discovered or developed by the Company under a collaboration agreement and a low double digit percentage of any net sales with respect to a licensed service.
UCSF may terminate the agreement if the Company fails to perform or violates any material term of the agreement and fails to cure such nonperformance or violation within 60 days of notice from UCSF or in the event of the Company’s insolvency. The Company is currently in compliance with all material terms of the agreement.
The Company may terminate the agreement upon 60 days’ written notice to UCSF and may terminate the UCSF Translational Profiling Patent Rights on a
claim-by-claim,
patent-by-patent
and
country-by-country
basis by giving written notice to UCSF. Absent early termination, the agreement will continue until the expiration date of the longest-lived patent right included in the UCSF Translational Profiling Patent Rights. Any terminations initiated by the Company does not relieve their obligation to pay royalties and milestones under the terms of the UCSF agreement.
In addition to the $1.0 million
one-time
cash payment made in connection with the completion of the Business Combination, the Company paid an annual minimum royalty of $15,000 to UCSF for the three and nine months ended September 30, 2021 and 2020. All license related fees, including the one-time
cash payment, were recorded as research and development expense.

9.	License Agreements
In May 2013, the Company entered into an agreement with the Regents of the University of California (“UCSF”) which provides the Company with an exclusive license to UCSF’s patent rights in certain inventions (the “UCSF Translational Profiling Patent Rights”) relating to translational profiling laboratory techniques initially developed at UCSF. Under the agreement, the Company is permitted to research, develop, make and sell products that it discovers and develops utilizing the UCSF Translational Profiling Patent Rights, which the Company refers to as licensed products, and use certain licensed processes utilizing the UCSF Translational Profiling Patent Rights and to sublicense such licensed products and processes.
Under the agreement, the Company is required to use commercially reasonable efforts to meet certain specified development, regulatory and commercial milestones related to the licensed products within specified time periods. In consideration of the rights granted to the Company under the agreement, the Company made a one-time
license issue fee cash payment to UCSF of $50,000 upon the issuance of the license in 2013. The Company is also required to make cash milestone payments to UCSF upon the completion of certain clinical and regulatory milestones for the licensed products. The aggregate remaining potential milestone payments are approximately $375,000. Additionally, the Company has agreed to pay UCSF a royalty of less than one percent on net sales of each of the first two licensed products sold by the Company or its affiliates, subject to minimum annual royalty payments and other adjustments in certain circumstances. The Company’s royalty obligations continue for each licensed product or service until the expiration of the last licensed patent covering the applicable licensed product or service.
UCSF may terminate the agreement if the Company fails to perform or violates any material term of the agreement and fails to cure such nonperformance or violation within 60 days of notice from UCSF or in the event of the Company’s insolvency. The Company is currently in compliance with all material terms of the agreement.
The Company may terminate the agreement upon 60 days’ written notice to UCSF and may terminate the UCSF Translational Profiling Patent Rights on a
claim-by-claim,
patent-by-patent
and
country-by-country
basis by giving written notice to UCSF. Absent early termination, the agreement will continue until the expiration date of the longest-lived patent right included in the UCSF Translational Profiling Patent Rights.
The Company paid $15,000 each year in annual fees to UCSF for the years ended December 31, 2020 and 2019. All license related fees were recorded as research and development expense.